Fair Value	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value	Fair Value
The preparation of the Company’s consolidated financial statements requires certain assets and liabilities to be reflected at their fair value and others to be reflected on another basis, such as an adjusted historical cost basis. In this note, the Company provides details on the fair value of financial assets and liabilities and how it determines those fair values. The Company presents this information for those financial instruments that are measured at fair value for which the change in fair value impacts net income attributable to CVS Health or other comprehensive income (loss) separately from other financial assets and liabilities.

Financial Instruments Measured at Fair Value on the Consolidated Balance Sheets

Certain of the Company’s financial instruments are measured at fair value on the consolidated balance sheets. The fair values of these instruments are based on valuations that include inputs that can be classified within one of three levels of a hierarchy established by GAAP. The following are the levels of the hierarchy and a brief description of the type of valuation information (“valuation inputs”) that qualifies a financial asset or liability for each level:

•Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets.
•Level 2 – Valuation inputs other than Level 1 that are based on observable market data. These include: quoted prices for similar assets in active markets, quoted prices for identical assets in inactive markets, valuation inputs that are observable that are not prices (such as interest rates and credit risks) and valuation inputs that are derived from or corroborated by observable markets.
•Level 3 – Developed from unobservable data, reflecting the Company’s assumptions.

Financial assets and liabilities are classified based upon the lowest level of input that is significant to the valuation. When quoted prices in active markets for identical assets and liabilities are available, the Company uses these quoted market prices to determine the fair value of financial assets and liabilities and classifies these assets and liabilities in Level 1. In other cases where a quoted market price for identical assets and liabilities in an active market is either not available or not observable, the Company estimates fair value using valuation methodologies based on available and observable market information or by using a matrix pricing model. These financial assets and liabilities are classified in Level 2. If quoted market prices are not available, the Company determines fair value using broker quotes or an internal analysis of each investment’s financial performance and cash flow projections. Thus, financial assets and liabilities may be classified in Level 3 even though there may be some significant inputs that may be observable.

The following is a description of the valuation methodologies used for the Company’s financial assets and liabilities that are measured at fair value, including the general classification of such assets and liabilities pursuant to the valuation hierarchy.

Cash and Cash Equivalents – The carrying value of cash and cash equivalents approximates fair value as maturities are less than three months. When quoted prices are available in an active market, cash equivalents are classified in Level 1 of the fair value hierarchy. Fair values of cash equivalent instruments that do not trade on a regular basis in active markets are classified as Level 2.

Debt Securities – Where quoted prices are available in an active market, debt securities are classified in Level 1 of the fair value hierarchy. The Company’s Level 1 debt securities consist primarily of U.S. Treasury securities.

The fair values of the Company’s Level 2 debt securities are obtained using models, such as matrix pricing, which use quoted market prices of debt securities with similar characteristics or discounted cash flows to estimate fair value. The
Company reviews these prices to ensure they are based on observable market inputs that include quoted prices for similar assets in active markets, quoted prices for identical assets in inactive markets and inputs that are observable that are not prices (such as interest rates and credit risks). The Company also reviews the methodologies and the assumptions used to calculate prices from these observable inputs. On a quarterly basis, the Company selects a sample of its Level 2 debt securities’ prices and compares them to prices provided by a secondary source. Variances over a specified threshold are identified and reviewed to confirm the price provided by the primary source represents an appropriate estimate of fair value. In addition, the Company’s internal investment team consistently compares the prices obtained for select Level 2 debt securities to the team’s own independent estimates of fair value for those securities. The Company obtained one price for each of its Level 2 debt securities and did not adjust any of those prices at December 31, 2022 or 2021.

The Company also values certain debt securities using Level 3 inputs. For Level 3 debt securities, fair values are determined by outside brokers or, in the case of certain private placement securities, are priced internally. Outside brokers determine the value of these debt securities through a combination of their knowledge of the current pricing environment and market flows. The Company did not have any broker quoted debt securities for the years ended December 31, 2022 and 2021. For some private placement securities, the Company’s internal staff determines the value of these debt securities by analyzing spreads of corporate and sector indices as well as interest spreads of comparable public bonds. Examples of these private placement Level 3 debt securities include certain U.S. and foreign securities and certain tax-exempt municipal securities.

Equity Securities – The Company currently has two classifications of equity securities: those that are publicly traded and those that are privately placed. Publicly-traded equity securities are classified in Level 1 because quoted prices are available for these securities in an active market. For privately placed equity securities, there is no active market; therefore, these securities are classified in Level 3 because the Company prices these securities through an internal analysis of each investment’s financial statements and cash flow projections. Significant unobservable inputs consist of earnings and revenue multiples, discount for lack of marketability and comparability adjustments. An increase or decrease in any of these unobservable inputs would have resulted in a change in the fair value measurement.
There were no financial liabilities measured at fair value on a recurring basis on the consolidated balance sheets at December 31, 2022 or 2021. Financial assets measured at fair value on a recurring basis on the consolidated balance sheets at December 31, 2022 and 2021 were as follows:

In millions	Level 1	Level 2	Level 3	Total
December 31, 2022
Cash and cash equivalents (1)	$6,902	$6,049	$—	$12,951
Debt securities:
U.S. government securities	1,860	32	—	1,892
States, municipalities and political subdivisions	—	2,272	—	2,272
U.S. corporate securities	—	8,897	61	8,958
Foreign securities	—	2,542	8	2,550
Residential mortgage-backed securities	—	757	—	757
Commercial mortgage-backed securities	—	1,018	—	1,018
Other asset-backed securities	—	2,810	—	2,810
Redeemable preferred securities	—	23	—	23
Total debt securities	1,860	18,351	69	20,280
Equity securities	116	—	60	176
Total	$8,878	$24,400	$129	$33,407

December 31, 2021
Cash and cash equivalents	$4,954	$4,454	$—	$9,408
Debt securities:
U.S. government securities	2,372	44	—	2,416
States, municipalities and political subdivisions	—	3,086	5	3,091
U.S. corporate securities	—	9,697	38	9,735
Foreign securities	—	2,983	10	2,993
Residential mortgage-backed securities	—	875	—	875
Commercial mortgage-backed securities	—	1,310	—	1,310
Other asset-backed securities	—	2,789	3	2,792
Redeemable preferred securities	—	28	—	28
Total debt securities	2,372	20,812	56	23,240
Equity securities	114	—	55	169
Total	$7,440	$25,266	$111	$32,817
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(1)Includes cash and cash equivalents of $6 million which have been accounted for as assets held for sale and are included in assets held for sale on the consolidated balance sheet at December 31, 2022. See Note 2 ‘‘Acquisitions, Divestitures and Asset Sales’’ for additional information.
The changes in the balances of Level 3 financial assets during the year ended December 31, 2022 were as follows:

In millions	States, municipalities and political subdivisions	U.S. corporate securities	Foreign securities	Other asset- backed securities	Equity securities	Total
Beginning balance	$5	$38	$10	$3	$55	$111
Net realized and unrealized capital losses:
Included in earnings	—	(8)	—	—	(1)	(9)
Included in other comprehensive loss	—	(5)	(2)	(2)	—	(9)
Purchases	—	36	—	30	29	95
Sales	(5)	—	—	(2)	(23)	(30)
Settlements	—	—	—	—	—	—
Transfers out of Level 3, net	—	—	—	(29)	—	(29)
Ending balance	$—	$61	$8	$—	$60	$129

The change in net unrealized capital losses included in other comprehensive loss associated with Level 3 financial assets which were held as of December 31, 2022 was $9 million during the year ended December 31, 2022.

The changes in the balances of Level 3 financial assets during the year ended December 31, 2021 were as follows:

In millions	States, municipalities and political subdivisions	U.S. corporate securities	Foreign securities	Other asset- backed securities	Redeemable preferred securities	Equity securities	Total
Beginning balance	$1	$52	$—	$—	$1	$30	$84
Net realized and unrealized capital gains (losses):
Included in earnings	—	(10)	—	—	2	13	5
Included in other comprehensive income	—	(3)	—	—	(1)	—	(4)
Purchases	—	1	—	3	—	13	17
Sales	(1)	(1)	—	—	(2)	(1)	(5)
Settlements	—	(1)	—	—	—	—	(1)
Transfers into Level 3, net	5	—	10	—	—	—	15
Ending balance	$5	$38	$10	$3	$—	$55	$111

The change in net unrealized capital losses included in other comprehensive income associated with Level 3 financial assets which were held as of December 31, 2021 was $4 million during the year ended December 31, 2021.

The total gross transfers into (out of) Level 3 during the years ended December 31, 2022 and 2021 were as follows:

In millions	2022	2021
Gross transfers into Level 3	$—	$15
Gross transfers out of Level 3	(29)	—
Net transfers into (out of) Level 3	$(29)	$15
Financial Instruments Not Measured at Fair Value on the Consolidated Balance Sheets

The carrying value and estimated fair value classified by level of fair value hierarchy for financial instruments carried on the consolidated balance sheets at adjusted cost or contract value at December 31, 2022 and 2021 were as follows:

	Carrying Value	Estimated Fair Value
In millions		Level 1	Level 2	Level 3	Total
December 31, 2022
Assets:
Mortgage loans	$1,044	$—	$—	$978	$978
Equity securities (1)	411	N/A	N/A	N/A	N/A
Liabilities:
Investment contract liabilities:
With a fixed maturity	3	—	—	3	3
Without a fixed maturity	332	—	—	305	305
Long-term debt (2)	52,257	47,653	—	—	47,653

December 31, 2021
Assets:
Mortgage loans	$902	$—	$—	$907	$907
Equity securities (1)	126	N/A	N/A	N/A	N/A
Liabilities:
Investment contract liabilities:
With a fixed maturity	5	—	—	5	5
Without a fixed maturity	336	—	—	373	373
Long-term debt	56,176	64,157	—	—	64,157
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(1)It was not practical to estimate the fair value of these cost-method investments as it represents shares of unlisted companies. See Note 1 ‘‘Significant Accounting Policies’’ for additional information regarding the valuation of cost method investments.
(2)Includes long-term debt of $3 million which has been accounted for as liabilities held for sale and is included in liabilities held for sale on the consolidated balance sheet at December 31, 2022. See Note 2 ‘‘Acquisitions, Divestitures and Asset Sales’’ for additional information.

Separate Accounts Measured at Fair Value on the Consolidated Balance Sheets

Separate Accounts assets relate to the Company’s large case pensions products which represent funds maintained to meet specific objectives of contract holders. Since contract holders bear the investment risk of these assets, a corresponding Separate Accounts liability has been established equal to the assets. These assets and liabilities are carried at fair value. Net investment income and capital gains and losses on Separate Accounts assets accrue directly to such contract holders. The assets of each account are legally segregated and are not subject to claims arising from the Company’s other businesses. Deposits, withdrawals, net investment income and realized and unrealized capital gains and losses on Separate Accounts assets are not reflected in the consolidated statements of operations, shareholders’ equity or cash flows.

Separate Accounts assets include debt and equity securities. The valuation methodologies used for these assets are similar to the methodologies described above in this Note 4 ‘‘Fair Value.’’ Separate Accounts assets also include investments in common/collective trusts that are carried at fair value. Common/collective trusts invest in other investment funds otherwise known as the underlying funds. The Separate Accounts’ interests in the common/collective trust funds are based on the fair values of the investments of the underlying funds and therefore are classified in Level 2. The assets in the underlying funds primarily consist of equity securities. Investments in common/collective trust funds are valued at their respective net asset value (“NAV”) per share/unit on the valuation date.
Separate Accounts financial assets at December 31, 2022 and 2021 were as follows:

	December 31, 2022				December 31, 2021
In millions	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$2	$154	$—	$156	$2	$186	$—	$188
Debt securities	712	1,965	—	2,677	1,233	3,048	—	4,281
Equity securities	—	—	—	—	—	1	—	1
Common/collective trusts	—	480	—	480	—	547	—	547
Total (1)	$714	$2,599	$—	$3,313	$1,235	$3,782	$—	$5,017
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(1)Excludes $85 million of other payables and $70 million of other receivables at December 31, 2022 and 2021, respectively.

During the years ended December 31, 2022 and 2021, the Company had no gross transfers of Separate Accounts financial assets into or out of Level 3.